Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Cost of inventories	€ 449,590	€ 383,115	€ 328,749
Reversal on write-downs	0	0
Cost of sales, exclusive of depreciation and amortization
Disclosure of attribution of expenses by nature to their function [line items]
Inventory write-downs	€ 6,658	€ 2,913	€ 6,009